Carrying Value of Assets Acquired Under Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Values of assets leased under capital lease obligations:
Values of leased assets, gross	$ 21,333	$ 22,054
Accumulated depreciation	(17,741)	(15,738)
Carrying value of leased assets	3,592	6,316
Well servicing equipment
Values of assets leased under capital lease obligations:
Values of leased assets, gross	59	281
Motor vehicles
Values of assets leased under capital lease obligations:
Values of leased assets, gross	18,121	18,620
Furniture and equipment
Values of assets leased under capital lease obligations:
Values of leased assets, gross	$ 3,153	$ 3,153